Stock-Based Compensation and Equity (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Incentive Unit Activity
A summary of the Incentive Unit activity for the years ended December 31, 2019 and 2018 is presented below:

	Incentive Units	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding, December 31, 2017	85,812,836	$1.19	5.81	$—
Forfeited	(450,000)	1.93
Outstanding, December 31, 2018	85,362,836	1.19	5.81	—
Granted	1,000,000	1.95
Forfeited	(7,961,710)	1.32
Outstanding, December 31, 2019	78,401,126	1.18	5.28	51.2
Unvested shares expected to vest after December 31, 2019	48,574,548	1.21	5.38	30.5
Exercisable at December 31, 2019	29,826,578	$1.13	5.12	$20.7

Stock-Based Compensation Expense
Stock-based compensation expense in connection with all stock-based awards for the years ended December 31, 2019, 2018 and 2017 is allocated as follows (in thousands):

	Year ended December 31,
	2019	2018	2017
Operating expenses	$320	$129	$65
Selling expenses	508	285	217
General and administrative expenses	3,413	2,091	1,313
Total stock-based compensation	$4,241	$2,505	$1,595

Vivint Stock Appreciation Rights
Summary of the SAR Activity
A summary of the Vivint Group SAR activity for the years ended December 31, 2019 and 2018 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding, December 31, 2017	32,754,290	$1.26	9.21	$—
Granted	14,630,000	1.79
Forfeited	(9,255,137)	1.31
Exercised	(117,274)	0.89
Outstanding, December 31, 2018	38,011,879	1.46	8.07	—
Granted	10,772,000	1.95
Forfeited	(5,584,582)	1.55
Exercised	(1,499,048)	0.89
Outstanding, December 31, 2019	41,700,249	1.57	7.86	0.9
Unvested shares expected to vest after December 31, 2019	33,649,333	1.63	8.07	0.5
Exercisable at December 31, 2019	8,050,916	$1.32	7.01	$0.4